Inventories, Net	12 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
Inventories, Net

6. Inventories, Net

As of March 31, 2024 and 2023, inventories, net, consisted of the following:

	As of March 31,
	2024	2023
Raw materials and spare parts	$3,882	$4,619
Work in process	4,769	1,105
Finished goods	1,283	613
Less: reserves	(2,104)	(1,487)
Total inventories, net	$7,830	$4,850